Statement to Securityholder
Ally Auto Receivables Trust 2022-2

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	10/12/2022	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2022-2	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	5/1/2026	8.	Performance Tests
End	5/31/2026	9.	Supplemental Disclosures

Determination Date:	6/10/2026
Distribution Date:	6/15/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0001946472.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008MAA7	234,000,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02008MAB5	350,000,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02008MAC3	351,000,000.00	0.00	0.00	0.00	0.00	0.00
A-4	02008MAD1	76,920,000.00	49,132,448.02	9,625,115.20	199,395.85	9,824,511.05	39,507,332.82
B	02008MAE9	22,510,000.00	22,510,000.00	0.00	103,546.00	103,546.00	22,510,000.00
C	02008MAF6	18,760,000.00	18,760,000.00	0.00	89,422.67	89,422.67	18,760,000.00
D	02008MAG4	13,940,000.00	13,940,000.00	0.00	79,458.00	79,458.00	13,940,000.00
Total Notes		1,067,130,000.00	104,342,448.02	9,625,115.20	471,822.52	10,096,937.72	94,717,332.82
Certificates						168,502.41
Total Class Distribution						10,265,440.13

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	638.7473742	125.1315029	2.5922497	127.7237526	513.6158713
B	1,000.0000000	0.0000000	4.6000000	4.6000000	1000.0000000
C	1,000.0000000	0.0000000	4.7666668	4.7666668	1000.0000000
D	1,000.0000000	0.0000000	5.7000000	5.7000000	1000.0000000
Total Notes	97.7785725				88.7589449

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	31	3.737%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	4.620%	N/A	N/A	N/A	0.00
A-3	0.00	30/360	30	4.760%	N/A	N/A	N/A	0.00
A-4	49,132,448.02	30/360	30	4.870%	N/A	N/A	N/A	199,395.85
B	22,510,000.00	30/360	30	5.520%	N/A	N/A	N/A	103,546.00
C	18,760,000.00	30/360	30	5.720%	N/A	N/A	N/A	89,422.67
D	13,940,000.00	30/360	30	6.840%	N/A	N/A	N/A	79,458.00
Total	104,342,448.02							471,822.52

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	199,395.85	0.00	199,395.85	0.00
B	0.00	103,546.00	0.00	103,546.00	0.00
C	0.00	89,422.67	0.00	89,422.67	0.00
D	0.00	79,458.00	0.00	79,458.00	0.00
Total	0.00	471,822.52	0.00	471,822.52	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
4. Collections and Distributions

Collections
Receipts During the Period - Principal	9,540,621.79
Receipts During the Period - Interest	651,475.57
Administrative Purchase Payments	43,484.16
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	131,304.38
Other Fees or Expenses Paid	0.00
Total Collections	10,366,885.90
Beginning Reserve Account Balance	2,679,883.67
Total Available Amount	13,046,769.57

Distributions
Basic Servicing Fee	99,945.77
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	199,395.85
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	103,546.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	89,422.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	79,458.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	2,679,883.67
Noteholders' Regular Principal Distributable Amount	9,625,115.20
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	168,502.41
Total Distributions	13,046,769.57

Statement to Securityholder
Ally Auto Receivables Trust 2022-2

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases	Ending Balance	Specified Reserve Account Balance
2,679,883.67	2,679,883.67	0.00	0.00	0.00	2,679,883.67	2,679,883.67

6. Collateral Summary

		Initial	Beginning	Ending
Balances	Number of Receivables	59,250	16,856	16,027
	Aggregate Receivables Principal Balance	1,071,953,466.28	118,277,843.08	108,652,727.88
	Aggregate Amount Financed	1,112,887,614.32	119,934,923.16	110,114,785.25
	Pool Factor		11.0338598	10.1359556

Weighted Averages	Coupon	6.55%	6.65%	6.66%
	Original Maturity	69.41	72.58	72.72
	Remaining Maturity	55.00	20.61	19.92

Prepayment Percentage	Monthly Period
45
1.02%

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	115,024,854.21	30	104,607.91	3,486.93	1.0913%	1,112,887,614.32	10,323,851.11	0.9277%
Preceding	125,269,939.95	19	51,661.99	2,719.05	0.4949%
Next Preceding	136,570,750.41	26	86,794.47	3,338.25	0.7626%
Third Preceding	148,026,088.22	22	45,882.02	2,085.55	0.3720%
Four Month Average					0.6802%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	16,027	157	0.9796%	31 - 60	358	3,436,963.29	3.1213%
Preceding	16,856	147	0.8721%	61 - 90	121	1,109,265.46	1.0074%
Next Preceding	17,699	138	0.7797%	91 - 120	34	323,374.04	0.2937%
Three Month Average			0.8771%	> 120	2	6,373.30	0.0058%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	207	1,837,412.28	[1]
Additions	7	43,471.16
Removals[2]	9	52,053.91
Ending	205	1,828,829.53

1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
8. Performance Tests

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	4,823,466.28
	Current	13,935,395.06	Overcollateralization Target Reached?			YES
	Target	13,935,395.06

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	1.70%	Period	Trigger	Delinquencies
	13-24	2.60%	45	3.90%	1.31%	Pass
	25-36	3.10%
	37+	3.90%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						34,120.40
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						16,500.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No